Basis of preparation and changes to Group's accounting policies (Details)		6 Months Ended
	Mar. 08, 2024	Jun. 30, 2024 shares
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Reverse stock split ratio	0.10
Share options and Warrants [member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of instruments that are antidilutive in period presented		2,669,787